Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds
Entity Central Index Key	0000906236
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000135925 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Minnesota High-Yield Municipal Bond Fund(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DMHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$31	0.59%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 231,771,491
Holdings Count | Holding	223	[2]
Advisory Fees Paid, Amount	$ 437,504
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$231,771,491
Total number of portfolio holdings*	223
Total advisory fees paid (during reporting period)	$437,504
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.00%
Education Revenue Bonds	27.28%
Local General Obligation Bonds	7.46%
Transportation Revenue Bonds	6.86%
Housing Revenue Bonds	3.77%
Special Tax Revenue Bonds	3.68%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.18%
State General Obligation Bonds	2.42%
Electric Revenue Bonds	1.45%
Lease Revenue Bonds	1.26%
Pre-Refunded Bond	0.33%

State and territory allocation
Minnesota	90.67%
Puerto Rico	5.02%

C000006411 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Minnesota High-Yield Municipal Bond Fund(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVMMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.59%
^	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%	[3]
Net Assets	$ 231,771,491
Holdings Count | Holding	223	[4]
Advisory Fees Paid, Amount	$ 437,504
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$231,771,491
Total number of portfolio holdings*	223
Total advisory fees paid (during reporting period)	$437,504
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.00%
Education Revenue Bonds	27.28%
Local General Obligation Bonds	7.46%
Transportation Revenue Bonds	6.86%
Housing Revenue Bonds	3.77%
Special Tax Revenue Bonds	3.68%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.18%
State General Obligation Bonds	2.42%
Electric Revenue Bonds	1.45%
Lease Revenue Bonds	1.26%
Pre-Refunded Bond	0.33%

State and territory allocation
Minnesota	90.67%
Puerto Rico	5.02%

C000006409 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Minnesota High-Yield Municipal Bond Fund(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	DVMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.84%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[5]
Net Assets	$ 231,771,491
Holdings Count | Holding	223	[6]
Advisory Fees Paid, Amount	$ 437,504
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$231,771,491
Total number of portfolio holdings*	223
Total advisory fees paid (during reporting period)	$437,504
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	38.00%
Education Revenue Bonds	27.28%
Local General Obligation Bonds	7.46%
Transportation Revenue Bonds	6.86%
Housing Revenue Bonds	3.77%
Special Tax Revenue Bonds	3.68%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.18%
State General Obligation Bonds	2.42%
Electric Revenue Bonds	1.45%
Lease Revenue Bonds	1.26%
Pre-Refunded Bond	0.33%

State and territory allocation

Minnesota	90.67%
Puerto Rico	5.02%

C000006412 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura National High-Yield Municipal Bond Fund(formerly, Macquarie National High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	CXHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$44	0.86%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.85% if litigation expenses were not included.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[7],[8]
Net Assets	$ 3,012,454,064
Holdings Count | Holding	739	[9]
Advisory Fees Paid, Amount	$ 7,404,286
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$3,012,454,064
Total number of portfolio holdings*	739
Total advisory fees paid (during reporting period)	$7,404,286
Portfolio turnover rate	6%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.58%
Industrial Development Revenue/Pollution Control Revenue Bonds	19.63%
Healthcare Revenue Bonds	16.75%
Special Tax Revenue Bonds	13.47%
Transportation Revenue Bonds	6.67%
State General Obligation Bonds	4.94%
Local General Obligation Bonds	3.79%
Housing Revenue Bonds	3.41%
Electric Revenue Bonds	2.44%
Lease Revenue Bonds	2.38%

State and territory allocation
Puerto Rico	13.04%
California	11.69%
New York	8.50%
Florida	6.69%
Texas	5.84%
Wisconsin	5.48%
Illinois	5.46%
Arizona	3.92%
Virginia	3.63%
Colorado	2.61%

C000006414 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura National High-Yield Municipal Bond Fund(formerly, Macquarie National High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$82	1.61%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.60% if litigation expenses were not included.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%	[10],[11]
Net Assets	$ 3,012,454,064
Holdings Count | Holding	739	[12]
Advisory Fees Paid, Amount	$ 7,404,286
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$3,012,454,064
Total number of portfolio holdings*	739
Total advisory fees paid (during reporting period)	$7,404,286
Portfolio turnover rate	6%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.58%
Industrial Development Revenue/Pollution Control Revenue Bonds	19.63%
Healthcare Revenue Bonds	16.75%
Special Tax Revenue Bonds	13.47%
Transportation Revenue Bonds	6.67%
State General Obligation Bonds	4.94%
Local General Obligation Bonds	3.79%
Housing Revenue Bonds	3.41%
Electric Revenue Bonds	2.44%
Lease Revenue Bonds	2.38%

State and territory allocation
Puerto Rico	13.04%
California	11.69%
New York	8.50%
Florida	6.69%
Texas	5.84%
Wisconsin	5.48%
Illinois	5.46%
Arizona	3.92%
Virginia	3.63%
Colorado	2.61%

C000074152 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura National High-Yield Municipal Bond Fund(formerly, Macquarie National High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DVHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$31	0.61%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.60% if litigation expenses were not included.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[13],[14]
Net Assets	$ 3,012,454,064
Holdings Count | Holding	739	[15]
Advisory Fees Paid, Amount	$ 7,404,286
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$3,012,454,064
Total number of portfolio holdings*	739
Total advisory fees paid (during reporting period)	$7,404,286
Portfolio turnover rate	6%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.58%
Industrial Development Revenue/Pollution Control Revenue Bonds	19.63%
Healthcare Revenue Bonds	16.75%
Special Tax Revenue Bonds	13.47%
Transportation Revenue Bonds	6.67%
State General Obligation Bonds	4.94%
Local General Obligation Bonds	3.79%
Housing Revenue Bonds	3.41%
Electric Revenue Bonds	2.44%
Lease Revenue Bonds	2.38%

State and territory allocation
Puerto Rico	13.04%
California	11.69%
New York	8.50%
Florida	6.69%
Texas	5.84%
Wisconsin	5.48%
Illinois	5.46%
Arizona	3.92%
Virginia	3.63%
Colorado	2.61%

C000135926 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free California Fund(formerly, Macquarie Tax-Free California Fund)
Class Name	Institutional Class
Trading Symbol	DCTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free California Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$29	0.56%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[16],[17]
Net Assets	$ 289,085,685
Holdings Count | Holding	197	[18]
Advisory Fees Paid, Amount	$ 538,011
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$289,085,685
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$538,011
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.81%
Transportation Revenue Bonds	13.11%
Industrial Development Revenue/Pollution Control Revenue Bonds	12.46%
Healthcare Revenue Bonds	12.44%
Special Tax Revenue Bonds	9.87%
State General Obligation Bonds	8.76%
Electric Revenue Bonds	5.40%
Lease Revenue Bonds	3.76%
Water & Sewer Revenue Bonds	3.12%
Housing Revenue Bonds	2.89%

State and territory allocation
California	83.46%
Puerto Rico	13.36%
Guam	0.36%
US Virgin Islands	0.19%

C000006417 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free California Fund(formerly, Macquarie Tax-Free California Fund)
Class Name	Class C
Trading Symbol	DVFTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free California Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$80	1.56%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[19],[20]
Net Assets	$ 289,085,685
Holdings Count | Holding	197	[21]
Advisory Fees Paid, Amount	$ 538,011
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$289,085,685
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$538,011
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.81%
Transportation Revenue Bonds	13.11%
Industrial Development Revenue/Pollution Control Revenue Bonds	12.46%
Healthcare Revenue Bonds	12.44%
Special Tax Revenue Bonds	9.87%
State General Obligation Bonds	8.76%
Electric Revenue Bonds	5.40%
Lease Revenue Bonds	3.76%
Water & Sewer Revenue Bonds	3.12%
Housing Revenue Bonds	2.89%

State and territory allocation
California	83.46%
Puerto Rico	13.36%
Guam	0.36%
US Virgin Islands	0.19%
[21]
C000006415 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free California Fund(formerly, Macquarie Tax-Free California Fund)
Class Name	Class A
Trading Symbol	DVTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free California Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$42	0.81%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[22],[23]
Net Assets	$ 289,085,685
Holdings Count | Holding	197	[24]
Advisory Fees Paid, Amount	$ 538,011
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$289,085,685
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$538,011
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.81%
Transportation Revenue Bonds	13.11%
Industrial Development Revenue/Pollution Control Revenue Bonds	12.46%
Healthcare Revenue Bonds	12.44%
Special Tax Revenue Bonds	9.87%
State General Obligation Bonds	8.76%
Electric Revenue Bonds	5.40%
Lease Revenue Bonds	3.76%
Water & Sewer Revenue Bonds	3.12%
Housing Revenue Bonds	2.89%

State and territory allocation
California	83.46%
Puerto Rico	13.36%
Guam	0.36%
US Virgin Islands	0.19%

C000006418 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Idaho Fund(formerly, Macquarie Tax-Free Idaho Fund)
Class Name	Class A
Trading Symbol	VIDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Idaho Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$45	0.87%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.86% if litigation expenses were not included.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[25],[26]
Net Assets	$ 132,716,664
Holdings Count | Holding	107	[27]
Advisory Fees Paid, Amount	$ 241,331
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$132,716,664
Total number of portfolio holdings*	107
Total advisory fees paid (during reporting period)	$241,331
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	25.02%
Special Tax Revenue Bonds	20.61%
Healthcare Revenue Bonds	12.88%
Housing Revenue Bonds	8.11%
Electric Revenue Bonds	6.99%
Lease Revenue Bonds	6.30%
Transportation Revenue Bonds	5.59%
Local General Obligation Bonds	4.88%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.66%
Water & Sewer Revenue Bonds	1.89%

State and territory allocation
Idaho	79.75%
Puerto Rico	15.63%
Guam	0.52%

C000006420 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Idaho Fund(formerly, Macquarie Tax-Free Idaho Fund)
Class Name	Class C
Trading Symbol	DVICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Idaho Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$83	1.62%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.61% if litigation expenses were not included.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%	[28],[29]
Net Assets	$ 132,716,664
Holdings Count | Holding	107	[30]
Advisory Fees Paid, Amount	$ 241,331
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$132,716,664
Total number of portfolio holdings*	107
Total advisory fees paid (during reporting period)	$241,331
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	25.02%
Special Tax Revenue Bonds	20.61%
Healthcare Revenue Bonds	12.88%
Housing Revenue Bonds	8.11%
Electric Revenue Bonds	6.99%
Lease Revenue Bonds	6.30%
Transportation Revenue Bonds	5.59%
Local General Obligation Bonds	4.88%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.66%
Water & Sewer Revenue Bonds	1.89%

State and territory allocation
Idaho	79.75%
Puerto Rico	15.63%
Guam	0.52%

C000135927 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Idaho Fund(formerly, Macquarie Tax-Free Idaho Fund)
Class Name	Institutional Class
Trading Symbol	DTIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Idaho Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$32	0.62%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.61% if litigation expenses were not included.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[31],[32]
Net Assets	$ 132,716,664
Holdings Count | Holding	107	[33]
Advisory Fees Paid, Amount	$ 241,331
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$132,716,664
Total number of portfolio holdings*	107
Total advisory fees paid (during reporting period)	$241,331
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	25.02%
Special Tax Revenue Bonds	20.61%
Healthcare Revenue Bonds	12.88%
Housing Revenue Bonds	8.11%
Electric Revenue Bonds	6.99%
Lease Revenue Bonds	6.30%
Transportation Revenue Bonds	5.59%
Local General Obligation Bonds	4.88%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.66%
Water & Sewer Revenue Bonds	1.89%

State and territory allocation
Idaho	79.75%
Puerto Rico	15.63%
Guam	0.52%

C000135928 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free New York Fund(formerly, Macquarie Tax-Free New York Fund)
Class Name	Institutional Class
Trading Symbol	DTNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free New York Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$29	0.56%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[34],[35]
Net Assets	$ 244,189,021
Holdings Count | Holding	162	[36]
Advisory Fees Paid, Amount	$ 465,713
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$244,189,021
Total number of portfolio holdings*	162
Total advisory fees paid (during reporting period)	$465,713
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	23.80%
Transportation Revenue Bonds	16.88%
Education Revenue Bonds	14.55%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.64%
Healthcare Revenue Bonds	7.14%
Water & Sewer Revenue Bonds	6.71%
Housing Revenue Bonds	6.54%
Lease Revenue Bonds	4.92%
Electric Revenue Bonds	4.73%
Local General Obligation Bonds	2.13%

State and territory allocation
New York	80.95%
Puerto Rico	15.37%
Guam	0.59%
US Virgin Islands	0.22%

C000006423 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free New York Fund(formerly, Macquarie Tax-Free New York Fund)
Class Name	Class C
Trading Symbol	DVFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free New York Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$80	1.56%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[37],[38]
Net Assets	$ 244,189,021
Holdings Count | Holding	162	[39]
Advisory Fees Paid, Amount	$ 465,713
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$244,189,021
Total number of portfolio holdings*	162
Total advisory fees paid (during reporting period)	$465,713
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	23.80%
Transportation Revenue Bonds	16.88%
Education Revenue Bonds	14.55%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.64%
Healthcare Revenue Bonds	7.14%
Water & Sewer Revenue Bonds	6.71%
Housing Revenue Bonds	6.54%
Lease Revenue Bonds	4.92%
Electric Revenue Bonds	4.73%
Local General Obligation Bonds	2.13%

State and territory allocation
New York	80.95%
Puerto Rico	15.37%
Guam	0.59%
US Virgin Islands	0.22%

C000006421 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free New York Fund(formerly, Macquarie Tax-Free New York Fund)
Class Name	Class A
Trading Symbol	FTNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free New York Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$42	0.81%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[40],[41]
Net Assets	$ 244,189,021
Holdings Count | Holding	162	[42]
Advisory Fees Paid, Amount	$ 465,713
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$244,189,021
Total number of portfolio holdings*	162
Total advisory fees paid (during reporting period)	$465,713
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	23.80%
Transportation Revenue Bonds	16.88%
Education Revenue Bonds	14.55%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.64%
Healthcare Revenue Bonds	7.14%
Water & Sewer Revenue Bonds	6.71%
Housing Revenue Bonds	6.54%
Lease Revenue Bonds	4.92%
Electric Revenue Bonds	4.73%
Local General Obligation Bonds	2.13%

State and territory allocation
New York	80.95%
Puerto Rico	15.37%
Guam	0.59%
US Virgin Islands	0.22%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Costs paid as a percentage of a $10,000 investment would have been 0.85% if litigation expenses were not included.
[9]	Excludes cash and cash equivalents.
[10]	Annualized.
[11]	Costs paid as a percentage of a $10,000 investment would have been 1.60% if litigation expenses were not included.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Costs paid as a percentage of a $10,000 investment would have been 0.60% if litigation expenses were not included.
[15]	Excludes cash and cash equivalents.
[16]	Annualized.
[17]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
[18]	Excludes cash and cash equivalents.
[19]	Annualized.
[20]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
[21]	Excludes cash and cash equivalents.
[22]	Annualized.
[23]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
[24]	Excludes cash and cash equivalents.
[25]	Annualized.
[26]	Costs paid as a percentage of a $10,000 investment would have been 0.86% if litigation expenses were not included.
[27]	Excludes cash and cash equivalents.
[28]	Annualized.
[29]	Costs paid as a percentage of a $10,000 investment would have been 1.61% if litigation expenses were not included.
[30]	Excludes cash and cash equivalents.
[31]	Annualized.
[32]	Costs paid as a percentage of a $10,000 investment would have been 0.61% if litigation expenses were not included.
[33]	Excludes cash and cash equivalents.
[34]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
[35]	Annualized.
[36]	Excludes cash and cash equivalents.
[37]	Annualized.
[38]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
[39]	Excludes cash and cash equivalents.
[40]	Annualized.
[41]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
[42]	Excludes cash and cash equivalents.